Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (3,772)	$ (12,697)	$ (24,830)	$ (26,232)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of deferred financing costs	11	27	102	48
Change in fair value of convertible notes (issued, converted and outstanding)		5,758	6,145	5,380
Change in fair value of forward purchase agreement derivative liability				1,308
Change in fair value of liability classified warrants (exercised and outstanding)	(16)	2,846	697	(545)
Stock-based compensation	167	434	887	1,930
Loss on extinguishment of convertible notes				4,949
Change in operating assets and liabilities
Accounts receivables, net	2		(112)
Inventory	(44)
Other receivables				12
Prepaid expenses	501	614	297	(97)
Other assets	79	2	313
Accounts payable	351	(493)	(1,281)	2,445
Accrued expenses	67	21	1,875	517
Other liabilities			(100)
Net cash used in operating activities	(2,654)	(3,488)	(16,007)	(10,285)
Cash flows from financing activities
Proceeds from issuance of convertible notes		979	979	8,000
Payment of convertible notes			(700)	(400)
Proceeds from issuance of notes payable			713	800
Payment of notes payable	(222)	(1,813)	(5,402)	(4,870)
Proceeds from issuance of shares, net of issuance costs	1,566	4,543	17,441	4,742
Proceeds from exercise of warrants	2	853	853	592
Proceeds from sale of pre-funded warrants	4,785	3,769	3,766
Proceeds from exercise of additional warrants				180
Payment of commitment fee - equity line of credit				(500)
Proceeds from sale of recycled shares				1,870
Net cash provided by financing activities	6,131	8,331	17,650	10,414
Net increase in cash	3,477	4,843	1,643	129
Cash, beginning of period	1,819	176	176	47
Cash, end of period	5,296	5,019	1,819	176
Supplemental disclosure of cash flow information
Cash paid for income taxes			3
Cash paid for interest			553	1,126
Supplemental disclosure of noncash financing activities
Exercise of liability classified warrants			3,106
Exercise of pre-funded warrants		3,106
Shares issued as payment of convertible notes		9,387	10,210	10,411
Shares issued to settle forward option-prepaid forward contracts				1,870
Board compensation settled in shares of common stock in-lieu-of-cash			210
Offering costs incurred but not paid			45
Issuance of convertible note warrants		$ 586	$ 586	$ 2,705